Plant and equipment - Additional information (Details) - USD ($)			9 Months Ended
	Feb. 01, 2020	Jan. 31, 2020	Sep. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Lease derecognition	$ 298,708	$ 127,224
Lease termination	$ 120,131	$ 84,459
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Transfer to R&D			$ (894,316)
Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Transfer to R&D			$ (38,022)